INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 193,000	$ 92,000
Intangible assets impairment	324,397	$ 0
Software develpoment costs	$ 655,641